PRUDENTIAL GOVERNMENT INCOME FUND, INC.
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

April 30, 2010

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:            Prudential Government Income Fund, Inc.
File Nos.: 2-82976 and 811-03712

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically via EDGAR on April 28, 2010.

If you have any questions concerning this filing, please contact the undersigned at (973) 802- 5032.

Very truly yours,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Assistant Secretary